SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Foreign Currency Exchange Rate, Translation		7.8000
Impairment of long-lived assets			$ 0	$ 0
Professional fee	$ 697,179	$ 5,438,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Deposits		$ 500,000